Subsequent events (Details) $ / shares in Units, $ in Thousands, € in Millions, ¥ in Millions																						3 Months Ended	12 Months Ended
	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 30, 2026 USD ($)	Mar. 30, 2026 EUR (€)	Mar. 28, 2026 USD ($)	Mar. 26, 2026 EUR (€)	Mar. 24, 2026 CNY (¥)	Mar. 23, 2026 CNY (¥)	Mar. 18, 2026 EUR (€)	Mar. 16, 2026 USD ($) $ / shares shares	Mar. 11, 2026 CNY (¥)	Mar. 09, 2026 USD ($)	Feb. 27, 2026 USD ($)	Feb. 25, 2026 EUR (€)	Feb. 24, 2026 EUR (€)	Feb. 13, 2026 CNY (¥)	Feb. 11, 2026 CNY (¥)	Feb. 02, 2026 USD ($) $ / shares shares	Jan. 29, 2026 USD ($)	Jan. 29, 2026 EUR (€)	Jan. 21, 2026 EUR (€)	Jan. 14, 2026 EUR (€)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)	[1]	Mar. 31, 2026 EUR (€)
Condensed Financial Statements, Captions [Line Items]
Repayments of borrowings																							$ 3,117,438	$ 2,889,899
Proceeds from long-term loans and borrowings																							$ 191,322	$ 938,474	[1]	$ 1,381,738
Club Loan
Condensed Financial Statements, Captions [Line Items]
Debt to asset ratio covenant																							1.40	0.85
Minimum revenue covenany																							$ 3,000,000	$ 7,144,900
Entering into significant commitments
Condensed Financial Statements, Captions [Line Items]
Investment in equity method investment									$ 300,000
Financial instruments maturity period (in years)									3 years
Number of shares issued in conversion (in shares) | shares									15,511,891
Accrued interest conversion price (in dollars per share) | $ / shares									$ 19.34
Entering into significant commitments | Green Trade Revolving Credit Facility
Condensed Financial Statements, Captions [Line Items]
Repayments of borrowings | €																					€ 15.9
Notional amount | €			€ 400.0					€ 400.0											€ 420.0		€ 420.0
Borrowings, adjustment to interest rate basis			2.30%					2.30%											2.30%		2.30%
Proceeds from long-term loans and borrowings | €			€ 52.6					€ 61.8											€ 42.8	€ 51.3
Entering into significant commitments | Trade Finance Facility
Condensed Financial Statements, Captions [Line Items]
Notional amount | €													€ 400.0	€ 420.0
Borrowings, adjustment to interest rate basis													2.30%
Term of extension													1 year
Maximum tenor term													180 days	90 days
Entering into significant commitments | Club Loan
Condensed Financial Statements, Captions [Line Items]
Debt to asset ratio covenant	1.60	0.85	0.85
Minimum revenue covenany	$ 3,300,000	$ 8,670,200
Entering into significant commitments | Snita Term Loan Facility
Condensed Financial Statements, Captions [Line Items]
Borrowings, adjustment to interest rate basis			4.97%																									5.40%
Amount of debt converted to equity	$ 274,000																					$ 65,000
Number of shares issued in conversion (in shares) | shares	16,150,000
Accrued interest conversion price (in dollars per share) | $ / shares	$ 16.97
Entering into significant commitments | Revolving Credit Facility
Condensed Financial Statements, Captions [Line Items]
Notional amount | €					€ 150.0																							€ 150.0
Borrowings, adjustment to interest rate basis																												2.50%
Borrowings, term					12 months
Entering into significant commitments | Secured Bank Loan Facility
Condensed Financial Statements, Captions [Line Items]
Repayments of borrowings											$ 150,000	$ 100,400						$ 50,200
Notional amount																	$ 450,000
Borrowings, adjustment to interest rate basis											1.00%	1.70%					1.70%		1.00%
Borrowings, term											12 months	12 months						12 months	12 months
Entering into significant commitments | Ordinary shares
Condensed Financial Statements, Captions [Line Items]
Number of shares issued in conversion (in shares) | shares									465,356,730
Entering into significant commitments | Ordinary shares | Snita Term Loan Facility
Condensed Financial Statements, Captions [Line Items]
Number of shares issued in conversion (in shares) | shares	484,500,000
Entering into significant commitments | Standard Chartered Bank | Trade Finance Facility
Condensed Financial Statements, Captions [Line Items]
Notional amount | €													€ 100.0	€ 120.0
Entering into significant commitments | Feathertop Funding Limited
Condensed Financial Statements, Captions [Line Items]
Investment in equity method investment																	$ 400,000
Financial instruments maturity period (in years)																	3 years
Number of shares issued in conversion (in shares) | shares																	20,682,522
Accrued interest conversion price (in dollars per share) | $ / shares																	$ 19.34
Entering into significant commitments | Feathertop Funding Limited | Ordinary shares
Condensed Financial Statements, Captions [Line Items]
Number of shares issued in conversion (in shares) | shares																	620,475,660
Standard Chartered Bank (Hong Kong) Limited | Entering into significant commitments | Feathertop Funding Limited
Condensed Financial Statements, Captions [Line Items]
Investment in equity method investment																	$ 200,000
Bank of China | Entering into significant commitments | Working Capital Loan
Condensed Financial Statements, Captions [Line Items]
Repayments of borrowings | ¥																¥ 804.2
Notional amount | ¥															¥ 800.0
Borrowings, term															12 months
Interest rate															3.55%	3.65%
East Asia Bank | Entering into significant commitments | Working Capital Loan
Condensed Financial Statements, Captions [Line Items]
Repayments of borrowings | ¥							¥ 37.7			¥ 257.5
Notional amount | ¥						¥ 306.3
Borrowings, term						12 months
Interest rate						3.85%	3.85%			4.00%
China CITIC Bank | Entering into significant commitments | Working Capital Loan
Condensed Financial Statements, Captions [Line Items]
Repayments of borrowings				$ 210,200
Interest rate				5.45%

[1]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).